MAJOR CUSTOMERS, SUPPLIERS, SEGMENT AND RELATED INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
MAJOR CUSTOMERS, SUPPLIERS, SEGMENT AND RELATED INFORMATION
9. MAJOR CUSTOMERS, SUPPLIERS, SEGMENT AND RELATED INFORMATION

Major Customers

During the three months ended March 31, 2012 and 2011, due to its exclusive distribution agreement with Cardinal Health, the Company had one customer that represented in excess of 99% and 99% of total revenue, and 99% (of which 78% related to receivables on surgical sponge and towel sales and 21% related to reimbursements for hardware costs) and 85% of total accounts receivables, respectively.

Suppliers

The Company relies primarily on a third-party supplier, A Plus, to supply the surgical sponges and towels used in its Safety-Sponge® System. The Company also relies on a number of third parties to manufacture certain other components of its Safety-Sponge® System.  If A Plus or any of the Company’s other third-party manufacturers cannot, or will not, manufacture its products in the required volumes, on a cost-effective basis, in a timely manner, or at all, the Company will have to secure additional manufacturing capacity. Any interruption or delay in manufacturing could have a material adverse effect on the Company’s business and operating results.

Furthermore, all products obtained from A Plus are manufactured in China.  As such, the supply of product from A Plus is subject to various political, economic, and other risks and uncertainties inherent in importing products from this country, including among other risks, export/import duties, quotas and embargoes, domestic and international customs and tariffs, changing taxation policies, foreign exchange restrictions, and political conditions and governmental regulations.

17. MAJOR CUSTOMERS, SUPPLIERS, SEGMENT AND RELATED INFORMATION

Major Customers

During the years ended December 31, 2011 and 2010, due to its exclusive distribution agreement with Cardinal Health (See Note 10 to our Consolidated Financial Statements, appearing elsewhere in this prospectus), the Company had one customer that represented in excess of 99% of revenues and accounts receivables.

Suppliers

The Company relies primarily on a third-party supplier, A Plus, to supply all the surgical sponges and towels used in its Safety-Sponge® System. The Company also relies on a number of third parties to manufacture certain other components of its Safety-Sponge® System. If A Plus or any of the Company’s other third-party manufacturers cannot, or will not, manufacture its products in the required volumes, on a cost-effective basis, in a timely manner, or at all, the Company will have to secure additional manufacturing capacity. Any interruption or delay in manufacturing could have a material adverse effect on the Company’s business and operating results (see Note 15 to our Consolidated Financial Statements, appearing elsewhere in this prospectus).

Furthermore, all products obtained from A Plus are manufactured in China. As such, the supply of product from A Plus is subject to various political, economic, and other risks and uncertainties inherent in importing products from this country, including among other risks, export/import duties, quotas and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations.

Segment and Related Information

The Company presents its business as one reportable segment due to the similarity in nature of products marketed, financial performance measures, and methods of distribution and customer markets. The Company’s chief operating decision making officer reviews financial information on the Company’s patient safety products on a consolidated basis.

The following table summarizes revenues by geographic region.  Revenues are attributed to countries based on customer location:

Years Ended December 31,	2011	2010
Revenues:
United States	$9,463,479	$14,797,013
Other	—	—
Total revenues	$9,463,479	$14,797,013

The following table summarizes revenues by product line:

Years Ended December 31,	2011	2010
Revenues:
Surgical sponges and towels	$9,163,149	$14,674,716
Scanners and related products	300,330	122,297
Total revenues	$9,463,479	$14,797,013